Adoption of IFRS 16	12 Months Ended
Dec. 31, 2019
Adoption of IFRS 16
Adoption of IFRS 16

(D.8) Adoption of IFRS 16

y Accounting Policies, Judgments, and Estimates

On January 1, 2019, we adopted IFRS 16 'Leases' using the modified retrospective transition approach. This approach requires that the cumulative effect of initially applying the standard be recognized as an adjustment to the opening balance of retained earnings on the date of initial application while the prior-year figures are not adjusted. The new standard impacts our lease accounting as, in general, all leases need to be recognized on the lessee's balance sheet. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The nature of expenses related to those leases has now changed because we recognize depreciation expense for right-of-use assets and interest expense on lease liabilities. These changes apply to leases that had previously been classified as operating leases under IAS 17. We have used practical expedients offered by the standard (such as non-capitalization of short-term leases and low-value leases, and the use of hindsight when determining the lease term if the contract contains options to extend or terminate the lease). For measuring our right-of-use assets for pre-existing leases, we have applied the retrospective approach for our most significant leases (primarily facility and data center leases), while smaller leases were measured at an amount equal to the lease liability and adjusted by the amount of any prepaid or accrued lease payments existing immediately prior to the date of initial application.

Upon IFRS 16 adoption, lease liabilities from pre-existing leases were discounted at the incremental borrowing rates as at January 1, 2019. The weighted average discount rate applied to the lease liabilities on January 1, 2019, was 2.5%. The following reconciliation to the opening balance for the lease liabilities as at January 1, 2019, is based upon the operating lease obligations disclosed as at December 31, 2018:

€ millions
Purchase obligations relevant to IFRS 16 as at 12/31/2018	205
Financial commitments as at 12/31/2018	1,442
Lease related commitments as at 12/31/2018	1,647
(Less): commitments starting in 2019	(51)
(Less): non-lease components	(238)
Add: data updates	108
Adjusted commitments	1,466
Add: adjustments as a result of different treatment of extension and termination options	953
Discounting using the Company’s incremental borrowing rate	(279)
Lease liabilities recognized as at 1/1/2019	2,140

Leases are shown as follows in the balance sheet as at December 31, 2019, and in the income statement for the year:

Leases in the Balance Sheet

€ millions	12/31/2019
Right-of-use assets
Right-of-use assets – land and buildings	1,929
Right-of-use assets – other property, plant, and equipment	38
Total right-of-use assets	1,967
/ Non-current assets	45,002
Right-of-use assets as % of / non-current assets	4

Lease liabilities
Current lease liabilities	389
/ Current financial liabilities	3,273
Current lease liabilities as % of / current financial liabilities	12

Non-current lease liabilities	1,814
/ Non-current financial liabilities	12,923
Non-current lease liabilities as % of / non-current financial liabilities	14

Leases in the Income Statement

€ millions	2019
Lease expenses within operating profit
Depreciation of right-of-use assets	396

Lease expenses within finance income, net
Interest expense on lease liabilities	55

IFRS 16 also affects SAP's cash flow statement for the year ended 2019: operating cash flow increased by €319 million and cash flow from financing activities decreased by €319 million.

The adjustments to the opening balances resulting from the initial application of IFRS 16 as at January 1, 2019, were as follows:

–      Property, plant, and equipment - increased by €1.9 billion

–      Trade and other payables - decreased by €0.1 billion

–       Financial liabilities - increased by €2.1 billion

The net impact on retained earnings on January 1, 2019, was a decrease of €0.1 billion.

For more information about right-of-use asset additions, see Note (D.4), and for a maturity analysis of lease liabilities, see Note (F.1). For more information about the cash flow related to lease liabilities, see the “Reconciliation of Liabilities Arising from Financing Activities” table within Note (E.3).